STATEMENTS OF NET ASSETS AVAILABLE FOR BENEFITS - EBP 002 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Investments, at fair value:
Total investments	$ 176,506,418	$ 133,035,651
Receivables:
Employer contributions	0	195,529
Notes receivable from participants	1,762,552	417,384
Total receivables	1,762,552	612,913
Noninterest-bearing cash	133,389	62,562
Total assets	178,402,359	133,711,126
Liabilities
Total liabilities	0	0
Net assets available for benefits	178,402,359	133,711,126
Mutual funds
Investments, at fair value:
Total investments	167,639,195	123,427,186
Collective trust
Investments, at fair value:
Total investments	5,619,377	6,927,312
Company common stock
Investments, at fair value:
Total investments	$ 3,247,846	$ 2,681,153